AOMT 2023-2 ABS-15G

Exhibit 99.5

Data Compare Summary (Total)

Run Date - 2/6/2023 10:32:01 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Borrower Last Name	0	9	0.00%	9
City	0	9	0.00%	9
Disbursement Date	0	3	0.00%	9
Investor: Qualifying Housing Ratio	5	6	83.33%	9
Investor: Qualifying Total Debt Ratio	3	7	42.86%	9
Margin	2	4	50.00%	9
MERS Min Number	1	4	25.00%	9
Note Date	0	9	0.00%	9
Occupancy	0	9	0.00%	9
Original CLTV	0	9	0.00%	9
Original Loan Amount	0	9	0.00%	9
Original LTV	0	9	0.00%	9
Original P&I	1	3	33.33%	9
Original Term	0	5	0.00%	9
Originator Loan Designation	0	5	0.00%	9
Property Type	1	9	11.11%	9
Purpose	0	9	0.00%	9
Refi Purpose	0	2	0.00%	9
Representative FICO	0	9	0.00%	9
State	0	9	0.00%	9
Zip	0	9	0.00%	9
Total	13	147	8.84%	9